OPERATING SEGMENTS - Revenue Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Disclosure of operating segments [line items]
REVENUES	Rp 147,306	$ 9,462	Rp 143,210	Rp 136,447
Operating Segments.
Disclosure of operating segments [line items]
Total segment revenues	197,018		188,944	176,851
Revenue from other non-operating segments	617		412	336
REVENUES	197,018		188,944	176,851
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	(50,329)		(46,146)	(40,725)
IFRS reconciliation				(15)
REVENUES	Rp (49,712)		Rp (45,734)	Rp (40,404)